Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Jul-2018
Dates
Interest Period of the Class A-1 Notes (from... to)
Collection Period (from... to)
1
15-Aug-2018
Distribution Date
31-Jul-2018
1-Jun-2018
30/360 Days
Actual/360 Days
Collection Period No.
Determination Date
Interest Period of the Class A-2A, A-3 and A-4 Notes (from... to)
13-Aug-2018
Record Date
14-Aug-2018
20
21
15-Aug-2018
25-Jul-2018
15-Aug-2018
25-Jul-2018
Summary
Balance
Beginning
Ending
Principal
Payment
Principal per $1000
Face Amount
Initial
Note
Factor
Balance
Balance
300,000,000.00
89,724,987.67
210,275,012.33
Class A-1 Notes
299.083292
300,000,000.00
0.700917
389,000,000.00
0.00
389,000,000.00
Class A-2A Notes
0.000000
389,000,000.00
1.000000
125,000,000.00
0.00
125,000,000.00
Class A-2B Notes
0.000000
125,000,000.00
1.000000
449,000,000.00
0.00
449,000,000.00
Class A-3 Notes
0.000000
449,000,000.00
1.000000
121,950,000.00
0.00
121,950,000.00
Class A-4 Notes
0.000000
121,950,000.00
1.000000
1,384,950,000.00
1,295,225,012.33
89,724,987.67
Total Note Balance
1,384,950,000.00
Yield Supplement Overcollateralization Amount
Adjusted Pool Balance
Overcollateralization
81,592,312.92
35,512,333.05
1,420,462,333.05
35,511,558.33
Pool Balance
1,508,391,985.09
1,412,328,883.58
1,508,391,985.09
1,420,462,333.05
87,929,652.04
87,929,652.04
1,330,736,570.66
35,512,333.05
Initial Overcollateralization Amount
Target Overcollateralization Amount
Current Overcollateralization Amount
Amount
Percentage
35,511,558.33
2.50%
2.50%
35,512,333.05
2.50%
35,511,558.33
Interest Payment
Interest per
Interest & Principal
Payment
Interest & Principal Payment
per $1000 Face Amount
Interest Rate
$1000 Face Amount
Class A-1 Notes
2.350000%
411,250.00
1.370833
90,136,237.67
300.454126
Class A-2A Notes
2.710000%
585,661.11
1.505556
585,661.11
1.505556
Class A-2B Notes
2.153630%
157,035.52
1.256284
157,035.52
1.256284
Class A-3 Notes
3.030000%
755,816.67
1.683333
755,816.67
1.683333
Class A-4 Notes
3.150000%
213,412.50
1.750000
213,412.50
1.750000
$91,848,163.47
Total
$2,123,175.80

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Jul-2018
Net Liquidation Proceeds
Investment Earnings
Reserve Fund Draw Amount
Available Funds
Interest Collections
Purchase Amounts
Principal Collections
101,423.84
Advances made by the Servicer
Available Collections
104,257,444.53
Recoveries
0.00
95,231,682.15
104,257,444.53
434,298.41
0.00
8,469,515.39
20,524.74
0.00
(1) Total Servicing Fee
(2) Total Trustee Fees and any Asset Representations Reviewer
fees (max. $250,000 p.a.)
Nonrecoverable Advances to the Servicer
2,513,986.64
0.00
0.00
(3) Interest Distributable Amount Class A Notes
(4) Priority Principal Distributable Amount
2,123,175.80
0.00
(5) To Reserve Fund to reach the Reserve Fund Required Amount
(6) Regular Principal Distributable Amount
(7) Additional Servicing Fee and Transition Costs
0.00
89,724,987.67
0.00
(8) Total Trustee Fees and any Asset Representations Reviewer
fees [not previously paid under (2)]
0.00
(9) Excess Collections to Certificateholders
Total Distribution
104,257,444.53
9,895,294.42
Distributions
Available Funds
Distribution Detail
Paid
Shortfall
Due
0.00
2,513,986.64
2,513,986.64
Total Servicing Fee
Total Trustee Fee
0.00
0.00
0.00
2,123,175.80
2,123,175.80
0.00
Monthly Interest Distributable Amount
thereof on Class A-1 Notes
411,250.00
0.00
411,250.00
thereof on Class A-2A Notes
585,661.11
0.00
585,661.11
thereof on Class A-2B Notes
157,035.52
0.00
157,035.52
thereof on Class A-3 Notes
755,816.67
0.00
755,816.67
thereof on Class A-4 Notes
213,412.50
0.00
213,412.50
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2A Notes
0.00
0.00
0.00
thereof on Class A-2B Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
2,123,175.80
2,123,175.80
0.00
Interest Distributable Amount Class A Notes
Priority Principal Distributable Amount
0.00
0.00
0.00
Regular Principal Distributable Amount
89,724,987.67
0.00
89,724,987.67
Aggregate Principal Distributable Amount
89,724,987.67
89,724,987.67
0.00

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Jul-2018
Reserve Fund and Investment Earnings
Investment Earnings
Net Investment Earnings on the Reserve Fund
Reserve Fund
Reserve Fund Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fund Amount - Ending Balance
3,551,155.83
0.00
0.00
3,551,155.83
Reserve Fund Required Amount
plus top up Reserve Fund up to the Required Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Draw Amount
0.00
Investment Earnings for the Collection Period
Net Investment Earnings on the Collection Account
19,809.64
715.10
715.10
715.10
20,524.74
3,551,155.83
Notice to Investors
The fair value of the Notes and the Certificates on the Closing Date is summarized as follows:
Class A-1 Notes $300M (20.3%), Class A-2A Notes $389M (26.3%), Class A-2B Notes $125M (8.4%), Class A-3 Notes $449M (30.3%), Class A-4 Notes $122M (8.2%), Certificates
$96M (6.5%), Total $1,481M (100.0%). The Depositor must retain a percentage interest in the Certificates with a fair value of at least 5% of the aggregate fair value of the Notes and
Certificates, or $74,046,516.28, according to Regulation RR.

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Jul-2018
Pool Statistics
Principal Gross Losses
Pool Data
1,508,391,985.09
3.40%
50.98
16.18
Cutoff Date Pool Balance
Amount
Number of Receivables
Pool Balance beginning of Collection Period
1,508,391,985.09
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchase Amounts
Pool Balance end of Collection Period
Weighted Average APR
32,526,790.03
101,423.84
729,995.52
1,412,328,883.58
49,682
50,953
Weighted Average Number of Remaining Payments
Weighted Average Seasoning (months)
As of Cutoff Date
Current
50,953
62,704,892.12
3.39%
52.73
Pool Factor
93.63%
14.04

Investor Report
Mercedes-Benz Auto Receivables Trust 2018-1
Collection Period Ended

Amounts in USD
31-Jul-2018
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Total
1,412,328,883.58
49,682
100.00%
91-120 Days Delinquent
0
- %
0.00
61-90 Days Delinquent
4
0.02%
214,610.43
31-60 Days Delinquent
73
0.17%
2,364,399.79
Current
99.82%
1,409,749,873.36
49,605
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency Trigger
60+ Delinquency Loans to EOP Aggregate Securitization Value
Delinquency Trigger occurred
2.673%
0.015%
No
Loss Statistics
Average Net Loss / (Gain)
14,798.30
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Month Average
0.243%
Third Prior Collection Period
Second Prior Collection Period
Prior Collection Period
Current Collection Period
0.243%
Principal Net Loss / (Gain) as % of Average Pool Balance (annualized):
295,965.94
295,965.94
Principal Net Loss / (Gain)
Principal Recoveries
-
-
Principal Net Liquidation Proceeds
434,029.58
434,029.58
Principal Gross Losses
729,995.52
729,995.52
20
20
Losses
(1)
Amount
Number of Receivables
Number of Receivables
Amount
Current
Cumulative
0.020%
(1) Losses includes accounts that have been charged off with a balance remaining of less than $50. These accounts are excluded in the Number of Receivables count as they are not considered a charge-off on a defaulted loan.
NA
NA
NA